Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 7.5%
BOC Hong Kong Holdings Ltd.	6,415,500	$26,980,463
Hang Seng Bank Ltd.	1,348,600	18,827,505
		45,807,968
Capital Markets — 18.5%
Futu Holdings Ltd., ADR	107,509	10,958,393
Hong Kong Exchanges & Clearing Ltd.	2,055,426	102,821,293
		113,779,686
Diversified Telecommunication Services — 1.7%
HKT Trust & HKT Ltd., Class SS	7,142,500	10,287,249
Electric Utilities — 7.6%
CK Infrastructure Holdings Ltd.	1,116,500	7,214,833
CLP Holdings Ltd.	2,830,200	23,967,274
Power Assets Holdings Ltd.	2,498,000	15,796,395
		46,978,502
Food Products — 2.3%
WH Group Ltd.(a)	15,332,500	14,102,177
Gas Utilities — 2.9%
Hong Kong & China Gas Co. Ltd.	20,166,495	17,702,834
Ground Transportation — 1.7%
MTR Corp. Ltd.	2,921,583	10,185,905
Hotels, Restaurants & Leisure — 4.2%
Galaxy Entertainment Group Ltd.	3,953,000	16,716,063
Sands China Ltd.	4,531,200	8,844,449
		25,560,512
Industrial Conglomerates — 7.4%
CK Hutchison Holdings Ltd.	4,615,767	25,810,049
Jardine Matheson Holdings Ltd.	294,500	13,136,598
Swire Pacific Ltd., Class A	794,000	6,763,645
		45,710,292
Insurance — 21.8%
AIA Group Ltd.	16,051,200	133,612,161
Machinery — 4.2%
Techtronic Industries Co. Ltd.	2,307,647	25,703,314
Security	Shares	Value
Marine Transportation — 1.4%
SITC International Holdings Co. Ltd.	2,664,000	$8,510,694
Real Estate Management & Development — 13.4%
CK Asset Holdings Ltd.	3,477,767	14,365,760
Henderson Land Development Co. Ltd.	2,791,762	8,712,724
Hongkong Land Holdings Ltd.	2,081,000	10,749,817
Sino Land Co. Ltd.	7,642,000	7,704,261
Sun Hung Kai Properties Ltd.	2,494,500	26,795,091
Wharf Holdings Ltd. (The)	2,205,570	5,856,193
Wharf Real Estate Investment Co. Ltd.	3,197,150	7,972,305
		82,156,151
Retail REITs — 3.9%
Link REIT	4,576,000	24,217,263
Total Long-Term Investments — 98.5% (Cost: $706,316,655)		604,314,708
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	850,000	850,000
Total Short-Term Securities — 0.1% (Cost: $850,000)		850,000
Total Investments — 98.6% (Cost: $707,166,655)		605,164,708
Other Assets Less Liabilities — 1.4%		8,673,726
Net Assets — 100.0%		$613,838,434

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,733,617	$—	$(4,734,032)(b)	$154	$261	$—	—	$4,564 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	260,000 (b)	—	—	—	850,000	850,000	33,655	—
				$154	$261	$850,000		$38,219	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Hong Kong ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	142	06/20/25	$9,096	$197,557
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Hong Kong Exchanges & Clearing Ltd.	Goldman Sachs Bank USA	$50,543	08/19/26	0.55%	HONIA	Monthly	$(519)
Hong Kong Exchanges & Clearing Ltd.	HSBC Bank PLC	19,052	02/10/28	0.00%	HONIA	Monthly	958
Total long positions of equity swaps							439
Net dividends and financing fees							(602)
Total equity swap contracts including dividends and financing fees							$(163)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$19,469,087	$584,845,621	$—	$604,314,708
Short-Term Securities
Money Market Funds	850,000	—	—	850,000
	$20,319,087	$584,845,621	$—	$605,164,708
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$198,515	$—	$198,515

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(519)	$—	$(519)
	$—	$197,996	$—	$197,996

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
HONIA	HKD - Overnight Index Average
REIT	Real Estate Investment Trust